SCHEDULE OF LOSS ON DISPOSAL OF A SUBSIDIARY (Details) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 28, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss on disposal				$ (42,346)
Zhengxinhui Education Technology Co Ltd [Member]
Current assets	$ 3
Non Current assets	42,653
Net Assets	42,656	$ 42,656		42,656
Cash Consideration	310	310		310
Net Assets	42,656	42,656		42,656
Loss on disposal	42,346	42,346
Zhengxinhui Education Technology Co Ltd [Member]
Current assets	3
Non Current assets	42,653
Net Assets	42,656	42,656		42,656
Cash Consideration	310	310		310
Loss on disposal	42,346	42,346
Net Assets	$ 42,656	$ 42,656		$ 42,656